GARTMORE VARIABLE INSURANCE TRUST

   Strong GVIT Mid Cap Growth Fund, Dreyfus GVIT Mid Cap Index Fund, Turner GVIT Growth Focus Fund, Comstock GVIT Value Fund, J.P. Morgan GVIT Balanced Fund, MAS
        GVIT Multi Sector Bond Fund, Federated GVIT High Income Bond Fund

   Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global
    Financial Services Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT
                           Global Health Sciences Fund

  Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund

   Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund,
                     Gartmore GVIT U.S. Growth Leaders Fund

                       Gartmore GVIT Money Market Fund II

                    Prospectus Supplement dated July 1, 2002
                         to Prospectus dated May 1, 2002

Effective July 1, 2002 the following are the expense caps for each of the Funds:



                                                                  EXPENSE          PROSPECTUS PAGE,
FUND NAME                                     SHARE CLASSES    LIMITATION CAP      FOOTNOTE NUMBER
--------------------------------------------  -------------   ----------------  --------------------
Turner GVIT Growth Focus Fund                 I, II, III                 1.35%  Pages 8-9, Footnote 4
--------------------------------------------  --------------  ----------------  ---------------------
Gartmore GVIT Global Technology and
     Communications Fund                      I, II, III                 1.25%  Page 5, Footnote 4
--------------------------------------------  --------------  ----------------  ---------------------
Gartmore GVIT Global Financial Services Fund  I, II, III                 1.25%  Page 8, Footnote 5
--------------------------------------------  --------------  ----------------  ---------------------
Gartmore GVIT Global Utilities Fund           I, II, III                 1.05%  Page 10, Footnote 5
--------------------------------------------  --------------  ----------------  ---------------------
Gartmore GVIT Global Health Sciences Fund     I, II, III                 1.25%  Page 14, Footnote 4
--------------------------------------------  --------------  ----------------  ---------------------
Gartmore GVIT Emerging Markets Fund           I, II, III                 1.40%  Page 5, Footnote 4
--------------------------------------------  --------------  ----------------  ---------------------
Gartmore GVIT International Growth Fund       I, II, III                 1.25%  Page 7, Footnote 4
--------------------------------------------  --------------  ----------------  ---------------------
Gartmore GVIT U.S. Growth Leaders Fund        I, II, III                 1.15%  Page 6, Footnote 5
--------------------------------------------  --------------  ----------------  ---------------------



The disclosure in the second full paragraph on page 9 of the Gartmore GVIT Worldwide Leaders Fund prospectus regarding the Fund's investment adviser is deleted and replaced with the following:

Gartmore Mutual Fund Capital Trust (GMF), the Fund's investment adviser, has chosen Gartmore Global Partners (GGP) as a subadviser to manage the Fund's portfolio on a day-to-day basis.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.